Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments at Fair Value
The following table summarizes the Plan’s investments that are measured at fair value by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

1st Source Corporation common stock	$41,788,563	$—	$—	$41,788,563
Mutual funds	237,967,325	—	—	237,967,325
Money market funds	8,126,683	—	—	8,126,683
Balance at December 31, 2025	$287,882,571	—	—	$287,882,571

1st Source Corporation common stock	$40,859,170	$—	$—	$40,859,170
Mutual funds	211,497,190	—	—	211,497,190
Money market funds	7,941,657	—	—	7,941,657
Balance at December 31, 2024	$260,298,017	—	—	$260,298,017